Financial instruments and risk management - Schedule of contractual cash flows (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure about contractual cash flows [line items]
Borrowings and Interests Before Derivative Financial Instruments	$ (21,733)	$ (24,100)
Leases	(685)	(653)
Trade and other financial liabilities	(5,353)	(6,039)
Non-derivative financial liabilities	(27,771)	(30,792)
Derivative instruments	302	438
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings and Interests Before Derivative Financial Instruments	(26,913)	(29,633)
Leases	(816)	(777)
Trade and other financial liabilities	(5,602)	(6,116)
Non-derivative financial liabilities	(33,331)	(36,526)
Receivable	17,077	15,685
Payable	(16,858)	(15,223)
Derivative instruments	219	462
Undiscounted amount | Due within 1 year
Disclosure about contractual cash flows [line items]
Borrowings and Interests Before Derivative Financial Instruments	(3,349)	(3,873)
Leases	(141)	(137)
Trade and other financial liabilities	(5,451)	(5,912)
Non-derivative financial liabilities	(8,941)	(9,922)
Receivable	6,684	7,715
Payable	(6,719)	(7,702)
Derivative instruments	(35)	13
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings and Interests Before Derivative Financial Instruments	(5,449)	(5,970)
Leases	(207)	(198)
Trade and other financial liabilities	(130)	(165)
Non-derivative financial liabilities	(5,786)	(6,333)
Receivable	3,449	1,718
Payable	(3,531)	(1,741)
Derivative instruments	(82)	(23)
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings and Interests Before Derivative Financial Instruments	(4,926)	(5,392)
Leases	(142)	(136)
Trade and other financial liabilities	(17)	(16)
Non-derivative financial liabilities	(5,085)	(5,544)
Receivable	515	1,153
Payable	(543)	(1,184)
Derivative instruments	(28)	(31)
Undiscounted amount | Due after five years
Disclosure about contractual cash flows [line items]
Borrowings and Interests Before Derivative Financial Instruments	(13,189)	(14,398)
Leases	(326)	(306)
Trade and other financial liabilities	(4)	(23)
Non-derivative financial liabilities	(13,519)	(14,727)
Receivable	6,429	5,099
Payable	(6,065)	(4,596)
Derivative instruments	$ 364	$ 503